Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Cash flows from operating activities:
Net loss	$ (2,128,970,119)	$ (271,483,055)	$ (13,695,364)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	165,506	21,105	129,135
Amortization of intangible assets	11,654	1,486	3,055,900
Amortization of right-of-use assets and interest of lease liabilities	1,226,713	156,429	742,500
Recovery for credit losses	(1,998)	(255)	(1,552)
Option premium income	(8,139,300)	(1,037,911)	0
Realized gain on disposal of digital assets	(214,867)	(27,400)	0
Investment income from stable coins and digital assets	(5,188,573)	(661,639)	0
Change in fair value of marketable securities	(1,616,700)	(206,159)	0
Change in fair value of derivative liabilities	(2,158,422)	(275,239)	0
Change in fair value of stable coins, digital assets and digital assets – restricted	2,124,820,727	270,953,931	0
Others	22,481	2,867	0
Deferred tax benefit	(6,336)	(808)	(211,956)
Changes in operating assets and liabilities:
Accounts receivable	136,127	17,359	751,009
Prepaid expenses	4,842,568	617,517	5,224,104
Deposits and other current assets	1,030,593	131,420	(219,040)
Accrued expenses and other payables	(2,112,489)	(269,382)	(1,292,929)
Contract liabilities	(7,188,025)	(916,604)	3,628,989
Tax payable	15,628	1,993	0
Net cash used in operating activities	(24,551,545)	(3,130,774)	(2,631,704)
Cash flows from investing activities:
Purchase of property and equipment	(139,677)	(17,812)	(31,020)
Costs to obtain and develop software	(1,356)	(173)	(1,838,298)
Purchase of marketable securities	(156,743,765)	(19,987,728)	0
Net cash (used in) provided by investing activities	29,221,734	3,726,311	(1,869,318)
Cash flows from financing activities:
Repayment of bank borrowings	(1,130,893)	(144,210)	(1,988,392)
Repayment to a related party	0	0	(306,110)
Net cash used in financing activities	(1,130,893)	(144,210)	(2,294,502)
Effect of exchange rate changes on cash and restricted cash	658,128	83,922	12,789
Net change in cash and restricted cash	4,197,424	535,249	(6,782,735)
Cash and restricted cash, beginning of period	223,408,053	28,488,658	21,999,787
Cash and restricted cash, end of period	227,605,477	29,023,907	15,217,052
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash and cash equivalents	227,605,477	29,023,907	12,877,052
Restricted cash	0	0	2,340,000
Total cash and restricted cash	227,605,477		15,217,052
Supplemental disclosure information:
Cash paid for income tax	0	0	0
Cash paid for interest	13,280	1,693	87,367
Stable coins
Cash flows from investing activities:
Proceeds from disposal of digital assets	186,107,312	23,732,123	0
Digital assets
Cash flows from investing activities:
Proceeds from disposal of digital assets	234,000,000	29,839,327	0
Acquisition of digital assets	(234,000,780)	(29,839,426)	0
Nonrelated Party
Changes in operating assets and liabilities:
Operating lease liabilities	0	0	(742,500)
Related party
Changes in operating assets and liabilities:
Operating lease liabilities	$ (1,226,713)	$ (156,429)	$ 0